Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485APOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	Upright Investments Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001058587
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
THE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	What is the Fund’s Primary Investment Objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund’s investment objective is to seek current income consistent with growth of capital.

The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval. The Fund’s Prospectus will be updated prior to any change in the Fund’s investment objective.

Expense [Heading]	rr_ExpenseHeading	What are the Fund’s Fees and Expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate will vary from year to year depending on market conditions. During the most recent fiscal year, the Fund’s portfolio turnover rate was less than 1.00% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund’s Principal Investment Strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The adviser seeks to achieve the Fund’s investment objective using a combination (or hybrid) of three investment styles through value investing, equity income investing and balance investing. Under normal circumstances, the Fund will:

•	Invest 50-80% of the Fund’s net assets in U.S. domiciled equity securities (including exchange traded funds) broadly diversified by company and industry, including above-average dividend-paying equity securities (normally at or above S&P 500’s average dividend yield) or securities with expectations of increasing dividends.

•	Invest up to 30% of the Fund’s assets in equity and fixed income securities principally traded in foreign markets excluding the U.S. market.

•	Invest 10-40% of the Fund’s assets in fixed income securities (corporate bonds and notes of domestic and foreign issuers of any maturity and credit quality including below investment grade, commonly known as “junk bonds”) when market and economic conditions are deemed favorable by the Adviser.

•	Invest without regard to market capitalization.

•	Engage in an options trading strategy primarily to generate income. Because options may be riskier than other types of investments, the Fund’s use of options is limited to the aggregate premium, which is the total of paid and received premiums, up to no more than 15% of the Fund’s net assets (less the amount by which any such positions are in-the-money). Covered options writing (selling) is not subject to the 15% limitation.

•	Make short sales of securities in an aggregate amount not greater than 25% of the Fund’s net assets. The value of the securities of any one issuer shorted by the Fund is limited to less than 3% of the securities of any class of the issuer. Short sales “against the box”, where the Fund sells short a security it already owns or owns at least an equal amount of such securities, are not subject to this 25% limitation.

The Principal Investment Selection Process

When selecting investments for the Fund, the adviser will generally base the decision on one or more valuation metrics, commonly referred to as fundamental analysis, while also taking into consideration the following factors:

•	Quality of the company’s management;
•	Strength of the company’s balance sheet;
•	Projected growth rate of the company’s earnings in the future; and
•	Relevant market, economic and political environments.

The information on which the fundamental analysis is based comes from sources such as regulatory filings, a company’s annual reports, securities information databases, investment publications, general and business publications, brokerage firm research reports~~,~~ and other media information sources. The adviser will sell an investment when the adviser believes that the investment is no longer attractive based on its growth potential, price, or both. The adviser may also sell an investment if the Adviser believes that another investment offers a better opportunity for the Fund to achieve its investment objective.

Temporary Defensive Strategy

Under adverse market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents. These investments include obligations issued or guaranteed by the U.S. Government, its agencies and/or instrumentalities (“U.S. Government Securities”); high quality money market instruments such as notes, certificates of deposit or bankers acceptances; and money market funds. When the Fund invests in a money market fund, you will indirectly bear a portion of the fees charged by the other mutual fund, which could have an adverse effect on your investment. It is impossible to predict when or for how long the adviser may employ these strategies for the Fund. While engaged in a temporary defensive position, the Fund will not be invested according to its investment objective and therefore may not achieve its investment objective.

Risk [Heading]	rr_RiskHeading	What are the Principal Risks of Investing in the Fund?
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Best and Worst Quarterly Returns Best: 2020 4th Quarter 35.84% Worst: 2022 2nd Quarter -26.76%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s performance for the quarter ended June 30, 2024 is 12.48%.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.76%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average Annual Total Return

(for periods ended 12/31/2023)

1 Year	rr_AverageAnnualReturnYear01	32.49%
5 Years	rr_AverageAnnualReturnYear05	12.44%
Since Inception	rr_AverageAnnualReturnSinceInception	5.33%
THE FUND | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	32.17%
5 Years	rr_AverageAnnualReturnYear05	12.19%
Since Inception	rr_AverageAnnualReturnSinceInception	5.00%
THE FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.24%
5 Years	rr_AverageAnnualReturnYear05	9.84%
Since Inception	rr_AverageAnnualReturnSinceInception	4.01%
THE FUND | Dow Jones Total [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.11%
5 Years	rr_AverageAnnualReturnYear05	15.03%
Since Inception	rr_AverageAnnualReturnSinceInception	11.80%
THE FUND | Bloomberg Barclays US
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.74%
5 Years	rr_AverageAnnualReturnYear05	1.42%
Since Inception	rr_AverageAnnualReturnSinceInception	1.14%
THE FUND | Investment Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The risks associated with investment include:

•	Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund’s investment return per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions, disruptions to business operations and supply chains, staffing shortages, and general market conditions. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, climate change and climate-related events, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The market value of the Fund’s investments may fluctuate, sometimes rapidly and unpredictably, and you could lose money by investing in the Fund.

•	Management Risk: The strategy or determinations that the adviser makes may fail to achieve the intended objectives.

•	Investment Style Risk: Market performance tends to be cyclical; certain investment styles may fall in and out of favor. If the market is not favoring the Fund’s investment approach, the Fund’s performance may lag behind other funds using different investment styles. There is no guarantee that the Fund’s investment objective will be achieved.

•	Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate, at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. A right carries this risk in that it may expire prior to the market value of the common stock exceeding the price fixed by the right.

•	Value Investing Style Risk: Value investing attempts to identify companies that, according to the Adviser’s estimate of their true worth, are undervalued. The adviser selects stocks at prices that it believes are temporarily low relative to factors such as the company’s earnings, cash flow or dividends. Undervalued securities entail a significant risk of the company’s share price underperformance could last for years or may never attaining their potential value. A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur. The Fund’s performance may be better or worse than the performance of equity funds that focus on growth stocks or that have a broader investment style.

•	Dividend Paying Security Investment Risk: The risks of high dividend stocks are the inability to make dividend payments. The Fund may be affected by changes in the dividend policies of the companies. Companies with long-term track records of making payments may encounter short-term troubles or poor market conditions that lead to short-term weakness and the issuer may not continue to pay dividends at the same level or at all in the future.
•	Fixed Income Securities Risks: The biggest risks of bonds and other fixed-income investments are interest rate risk, credit risk, inflation risk and call risk.
o	Interest Rate Risk: A rise in interest rates causes the value of fixed income securities to fall, while a decline in interest rates will generally cause the value of fixed income securities to rise. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of a fund’s investment. The U.S. Federal Reserve Bank will raise the federal funds rate and equivalent rates as economic conditions appear to improve. A wide variety of factors can cause interest rates to rise or fall, including central bank monetary policies and inflation rates.

o	Credit Risk: The price of a bond depends on the issuer's credit rating, or perceived ability to pay its debt obligations. Changes in an issuer’s financial strength, credit rating affect the value of the Fund’s investment in that issuer.
o	Inflation Risk: Cash flows from an investment may not be worth as much in the future because of decreased purchasing power of income due to inflation. This risk is also known as purchasing power risk.
o	Call Risk: A callable bond has a provision that allows the issuer to call, or repay, the bond early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.
•	Exchange Traded Funds (ETFs) Risk: An investment in an ETF generally presents the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies as the ETF. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses.
•	High Yield Securities Risk: The Fund may hold in debt securities that are considered to be speculative (also known as junk bonds). These investments may be issued by entities that may be highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

•	Small and Medium Capitalization Companies Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general. While smaller companies generally have potential for rapid growth, they often involve higher risk because they have narrower markets and more limited managerial and financial resources than larger, more established companies. Therefore, their performance can be more volatile and they face greater risk of business failure. This could increase the volatility of the Fund’s portfolio.

•	Large Capitalization Companies Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

•	Foreign Securities Risk: Investing in foreign securities may involve additional risks not associated with securities of domestic companies such as exchange rate fluctuations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. In addition, issuers of foreign securities are generally subject to different accounting, financial reporting, auditing, legal system and disclosure requirements compared to those in the U.S. Political, social and economic instability, war, expropriation and nationalization may also create certain risks. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. This may adversely impact Fund performance.

•	Options Risk: The Fund may write (sell) or purchase options. And when it writes options, it may do so on a "covered" or an "uncovered" basis. An option is the right to buy or sell a security at a predetermined price for a period of time. Options are sometimes referred to as a type of derivative instrument. Gains and losses realized from options depend on the manager’s ability to predict the direction of stock prices, interest rates and other economic conditions. The use of options for investment purposes increases the Fund's risk of loss.

•	Currency Risk: The risk stems from changes in the relative valuation of currencies. These changes can create unpredictable gains and losses when the profits or dividends from an investment are converted from a foreign currency into U.S. dollars. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market.

•	Emerging Market Risk: All of the risks of investing in foreign securities are magnified in connection with investments in emerging markets. Emerging markets are countries generally considered to be relatively less developed or industrialized. The potentially smaller size of the securities markets in emerging market countries and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Emerging markets often face economic problems that could subject the Fund to increased volatility or substantial declines in value. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Fund to risks beyond those generally encountered in developed countries. The availability and reliability of information, particularly financial information, material to an investment decision in emerging market companies may be limited in scope and reliability as compared to information provided by companies in more developed markets. In addition, Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems. Profound social changes and business practices that depart from norms in developed economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt may make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. Countries in emerging markets are also more likely to experience high levels of inflation, deflation or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered riskier than investments in developed markets.

•	Short Selling Risk: If a security sold short or other instrument increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

•	General Risks: Loss of money is a risk of any investment fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a complete investment program.

THE FUND | Upright Growth & Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 284
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	871
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,484
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,138
Annual Return 2017	rr_AnnualReturn2017	(0.70%)
Annual Return 2018	rr_AnnualReturn2018	(22.66%)
Annual Return 2019	rr_AnnualReturn2019	0.40%
Annual Return 2020	rr_AnnualReturn2020	47.88%
Annual Return 2021	rr_AnnualReturn2021	57.51%
Annual Return 2022	rr_AnnualReturn2022	(41.88%)
Annual Return 2023	rr_AnnualReturn2023	32.49%
THE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	What is the Fund’s Primary Investment Objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund’s investment objective is the long-term growth of capital.

The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval. The Fund’s Prospectus will be updated prior to any change in the Fund’s investment objective.

Expense [Heading]	rr_ExpenseHeading	What are the Fund’s Fees and Expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0.81% of the average value of its portfolio. The portfolio turnover rate will vary from year to year depending on the market conditions and this rate can be found under “Financial Highlights.”

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.81%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund’s Principal Investment Strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The adviser seeks to achieve the Fund’s investment objective by:

•	Investing primarily in the common stocks, equity and fixed income exchange-traded funds, preferred stocks, and convertible securities of publicly-traded United States domiciled companies.
•	Investing up to 25% of the Fund’s assets in securities principally traded in foreign markets.
•	Investing without regard to market capitalization.
•	Investing in the securities of companies that the adviser believes have the potential for significant long-term growth and are reasonably priced or undervalued.
•	Trading options primarily to generate income. Because options may be riskier than other types of investments, the Fund's use of options is limited to the aggregate premium, which is the total of paid and received premiums, to no more than 15% of its net assets (less the amount by which any such positions are in-the-money); covered options writing (selling) is not subject to the 15% limitation.
•	Making short sales of securities in an aggregate amount not greater than 25% of the Fund’s net assets.
•	When the market is unstable the Fund will hold more cash, and when opportunities arise, the Fund may leverage and borrow an amount not to exceed 33 1/3% of the Fund’s total assets.
•	From time to time concentrating its investments in one single market segment like the medical sector.

Under normal circumstances, the Fund invests more than 25% of the value of its total assets in instruments issued by companies in the semiconductors industry. Semiconductor companies include companies that either manufacture materials that have electrical conductivity (semiconductors) to be used in electronic applications or utilize LED and OLED technology. This also includes companies that provide services or equipment associated with semiconductors such as packaging and testing. The Fund, may, however, invest less than 25% of the value of its total assets in the semiconductors industry for temporary defensive purposes.

When selecting investments for the Fund, the adviser generally considers the following factors:

•	Quality of the company’s management;
•	Strength of the company’s balance sheet;
•	Projected growth rate of the company’s earnings in the future; and
•	Relevant market, economic and political environments.

The adviser will liquidate an investment when the adviser believes that the security is no longer attractive based on its growth potential, price, or both. The adviser may also liquidate an investment if the adviser believes that another investment offers a better opportunity for the Fund to achieve its investment objective.

The Fund is classified as “non-diversified” for purposes of the 1940 Act, which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Temporary Defensive Strategy:

Under adverse market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents. These investments include obligations issued or guaranteed by the U.S. Government, its agencies and/or instrumentalities (“U.S. Government Securities”); high quality money market instruments such as notes, certificates of deposit or bankers’ acceptances; and money market funds. When the Fund invests in a money market fund, you will indirectly bear a portion of the fees charged by the other mutual fund, which could have an adverse effect on your investment. It is impossible to predict when or for how long the adviser may employ these strategies for the Fund. While engaged in a temporary defensive position, the Fund will not be invested according to its investment objective and therefore may not achieve its investment objective.

Risk [Heading]	rr_RiskHeading	What are the Principal Risks of Investing in the Fund?
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Best and Worst Quarterly Returns Best: 2020 – 4th Quarter 60.80% Worst: 2018 – 4th Quarter -29.84%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s performance for the quarter ended June 30, 2024 is 20.24%.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	60.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.84%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average Annual Total Return

(for periods ended 12/31/23)

1 Year	rr_AverageAnnualReturnYear01	14.92%
5 Years	rr_AverageAnnualReturnYear05	17.17%
10 Years	rr_AverageAnnualReturnYear10	1.48%
THE FUND | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.32%
5 Years	rr_AverageAnnualReturnYear05	16.14%
10 Years	rr_AverageAnnualReturnYear10	0.10%
THE FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.96%
5 Years	rr_AverageAnnualReturnYear05	13.72%
10 Years	rr_AverageAnnualReturnYear10	1.01%
THE FUND | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.34%
5 Years	rr_AverageAnnualReturnYear05	15.68%
10 Years	rr_AverageAnnualReturnYear10	12.02%
THE FUND | Investment Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The risks associated with investment include:

•	Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund’s investment return per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions, disruptions to business operations and supply chains, staffing shortages, and general market conditions. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, climate change and climate-related events, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The market value of the Fund’s investments may fluctuate, sometimes rapidly and unpredictably, and you could lose money by investing in the Fund.

•	Management Risk: The strategy or determinations that the Adviser makes may fail to achieve the intended objectives.

•	Investment Style Risk: Market performance tends to be cyclical; certain investment styles may fall in and out of favor. If the market is not favoring the Fund’s investment approach, the Fund’s performance may lag behind other funds using different investment styles.
•	Equity Risk: The value of the equity securities held directly by the Fund or by the exchange-traded funds it invests in, and thus the value of the Fund’s shares, can fluctuate, at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. A right carries this risk in that it may expire prior to the market value of the common stock exceeding the price fixed by the right.
•	Exchange-Traded Funds (ETFs) Risks: An investment in an ETF generally presents the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies as the ETF. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses.
•	Small and Medium Capitalization Companies Risk. These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general. While smaller companies generally have potential for rapid growth, they often involve higher risk because they have narrower markets and more limited managerial and financial resources than larger, more established companies. Therefore, their performance can be more volatile and they face greater risk of business failure. This could increase the volatility of the Fund’s portfolio.
•	Fixed Income Securities Risk: The Fund invests in fixed income securities including but not limited to ETFs. The biggest risks of bonds and other fixed-income investments are interest rate risk, credit risk, inflation risk and call risk.

o       Interest Rate Risk: A rise in interest rates causes the value of fixed income securities to fall, while a decline in interest rates will generally cause the value of fixed income securities to rise. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of a fund’s investment. The US Federal Reserve Bank generally raises the federal funds rate and equivalent rates as economic conditions appear to improve. A wide variety of factors can cause interest rates to rise or fall, including central bank monetary policies and inflation rates.

o       Credit Risk: The price of a bond depends on the issuer's credit rating, or perceived ability to pay its debt obligations. Changes in an issuer’s financial strength or credit rating affect the value of the Fund’s investment in that issuer.

o       Inflation Risk: Also called purchasing power risk, this is the chance that cash flows from an investment won't be worth as much in the future because of decreased purchasing power of income due to inflation.

o       Call Risk: A callable bond has a provision that allows the issuer to call, or repay, the bond early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

•	Shareholder Concentration Risk: When a small number of shareholders account for a disproportionate share of the fund’s assets, the fund could be vulnerable to a very large redemption request from a significant shareholder who wants out. Such redemption may increase the expense ratio of the fund. The decision-making process may also be controlled by a limited number of shareholders which may be biased in favor of said small group.

•	Foreign Securities Risk: Investing in foreign securities may involve additional risks not associated with securities of domestic companies such as exchange rate fluctuations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. In addition, issuers of foreign securities are generally subject to different accounting, financial reporting, auditing, and disclosure requirements compared to those in the U.S. Political, social and economic instability, war, expropriation and nationalization may also create certain risks. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. This may adversely impact Fund performance.

•	Emerging Market Risk: All of the risks of investing in foreign securities are magnified in connection with investments in emerging markets. Emerging markets are countries generally considered to be relatively less developed or industrialized. The potentially smaller size of the securities markets in emerging market countries and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Emerging markets often face economic problems that could subject the Fund to increased volatility or substantial declines in value. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Fund to risks beyond those generally encountered in developed countries. The availability and reliability of information, particularly financial information, material to an investment decision in emerging market companies may be limited in scope and reliability as compared to information provided by companies in more developed markets. In addition, Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems. Profound social changes and business practices that depart from norms in developed economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt may make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. Countries in emerging markets are also more likely to experience high levels of inflation, deflation or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered riskier than investments in developed countries.

•	Currency Risk: The risk stems from changes in the relative valuation of currencies. These changes can create unpredictable gains and losses when the profits or dividends from an investment are converted from a foreign currency into U.S. dollars. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market.

•	Large Capitalization Company Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

•	Short Sales Risk: The Fund may invest up to 25% of its total assets through short sale transactions. Short selling involves borrowing securities from a broker or other institution when the Adviser anticipates the price of a security to decline. The Fund is obligated to replace the borrowed securities. The Fund will incur losses if the price of the security sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. These losses can be significant and are without limit. In addition, until the short position is closed out, the Fund also will incur transaction costs (such as dividends and interest), which reduce the Fund's return and may result in higher taxes. Finally, there can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price.

•	Options Risk: The Fund may write (sell), purchase options, or sell put and sell covered call options. An option is the right to buy or sell a security at a predetermined price for a period of time. Options are sometimes referred to as a type of derivative instrument. Gains and losses realized from options depend on the manager’s ability to predict the direction of stock prices, interest rates and other economic conditions. The use of options for investment purposes increases the Fund's risk of loss. Because options may be riskier than other types of investments, the Fund's use of options is limited to (the aggregate premium paid and received) no more than 15% of its net assets. Covered options writing (selling) is not subject to the 15% limitation.

•	Semiconductors Industry Concentration Risk: The Fund will, under normal circumstances, invest a significant portion of its assets in securities issued by companies in the semiconductors industry. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductors industry. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductors industry is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductors industry have been and likely will continue to be extremely volatile.

•	Non-Diversification Risk: The Fund is classified as a “non-diversified” portfolio which means it may hold fewer securities than a diversified fund because it may invest a greater percentage of its assets in the securities of a single issuer than a diversified fund. Thus, the Fund may have fewer holdings than diversified funds. As a result, a decline in the value of those holdings would cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. Additionally, the Fund may be more susceptible than a diversified fund to being adversely affected by a single corporate, economic, political or regulatory occurrence.

•	General Risks: Loss of money is a risk of any investment fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a complete investment program.

•	Borrowing and Leverage Risk: The Fund may borrow up to one third of its total assets. This practice, known as “leveraging”, increases the Fund’s market exposure and its risk. Leveraging may translate small market movements into large changes in the value of the Fund's investments. Money borrowed will also be subject to interest and other costs which may include commitment fees and/or the cost of maintaining minimum average balances. These expenses will reduce the amount of any potential gains or increase any losses.

•	Sector Risk: The Fund may from time to time concentrate its investments in one single market segment like the medical sectors. Although the Adviser currently believes that investments by the Fund in certain medical and biotechnology sectors may offer greater opportunities for growth of capital, such investments may also expose investors to greater than average financial and market risk. The Fund may be more susceptible to adverse economic, political, regulatory or market developments affecting a single sector; this will increase the Fund’s risk and will make the Fund more volatile.

THE FUND | Upright Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 20.00
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 197
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	609
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,047
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,264
Annual Return 2014	rr_AnnualReturn2014	13.24%
Annual Return 2015	rr_AnnualReturn2015	4.00%
Annual Return 2016	rr_AnnualReturn2016	3.72%
Annual Return 2017	rr_AnnualReturn2017	(17.20%)
Annual Return 2018	rr_AnnualReturn2018	(47.93%)
Annual Return 2019	rr_AnnualReturn2019	7.48%
Annual Return 2020	rr_AnnualReturn2020	108.70%
Annual Return 2021	rr_AnnualReturn2021	57.60%
Annual Return 2022	rr_AnnualReturn2022	(45.57%)
Annual Return 2023	rr_AnnualReturn2023	14.92%
THE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	What is the Fund’s Primary Investment Objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund’s investment objective is to seek total return.

The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval. The Fund’s Prospectus will be updated prior to any change in the Fund’s investment objective.

Expense [Heading]	rr_ExpenseHeading	What are the Fund’s Fees and Expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate will vary from year to year depending on market conditions. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund’s Principal Investment Strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in a portfolio of securities and other investments of issuers across a broad range of countries and asset categories. These global assets fall under five general categories which are: Equity Securities, Fixed Income Securities (corporate bonds and notes of domestic and foreign issuers of any maturity and credit quality including below investment grade, commonly known as “junk bonds”), Real Estate Investment Trusts (both registered and privately offered), Commodity-related derivatives, and cash and cash equivalents such as money market funds.

•	Under normal circumstances, the adviser invests in two major portfolio components representing two kinds of management styles:
1.	Core Assets Allocation

50-90% of the Fund’s assets are invested in this portfolio, which involves setting up an asset mix within the five general categories for long-term appreciation. Periodic adjustments will be made based on market conditions.

2.	Dynamic Assets Allocation

10-40% of the Fund’s assets are invested in this portfolio, which involves frequent adjustments to respond to changes in market conditions. The asset mix in this portfolio also contains the global assets under the five general categories. Strategies employed in managing the Dynamic Assets Allocation include actively looking for short- and intermediate-term undervalued and overvalued assets; moving between asset classes to take advantage of market inefficiencies and sometime overreaction to market conditions; and rebalancing portfolio in order to bring the asset mix back to the Fund’s long-term target. These strategies are carried out based on the adviser’s judgment of relative fundamental values, the attractiveness of investment opportunities within each asset category, macroeconomic trends, and expected future returns of other investment opportunities.

•	10-30% of the Fund’s assets may be invested in an alternative investment strategy when the adviser deems the economic and market conditions are suitable for such, usually when there is an economic downturn, or when there is fundamental deterioration in the underlying securities. Alternative investments typically have a low correlation with those of standard asset classes, which makes them suitable for portfolio diversification. This is a separate strategy where the Fund may use ETFs that track or do not track an index, and buying and writing derivatives contracts, such as options trading*, futures contracts, forward currency contracts and swap agreements (including, but not limited to, interest rate swaps, credit default swaps and total return swaps), both for hedging purposes and to seek investment returns consistent with the Fund’s investment objective.

*Because options may be riskier than other types of investments, the Fund’s use of options is limited to the aggregate premium, which is the total of paid and received premiums, to no more than 15% of its net assets (less the amount by which any such positions are in-the-money). Covered options writing (selling) is not subject to the 15% limitation.

•	Investing will be carried out without regard to market capitalization, or whether the security is domestic or foreign under the five general categories stated above.

The Principal Investment Selection Process

When selecting investments for the Fund, the adviser generally considers the following factors:

•	Quality of the company’s management;
•	Strength of the company’s balance sheet;
•	Projected growth rate of the company’s earnings in the future; and
•	Relevant market, economic and political environments.

The information on which the fundamental analysis is based comes from sources such as regulatory filings, company annual reports, securities information databases, investment publications, general and business publications, brokerage firm research reports, and other media information sources. The adviser will sell an investment when the adviser believes that the security is no longer attractive based on its growth potential, price, or both. The adviser may also sell an investment if the adviser believes that another investment offers a better opportunity for the Fund to achieve its investment objective.

Temporary Defensive Strategy

Under adverse market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents. These investments include obligations issued or guaranteed by the U.S. Government, its agencies and/or instrumentalities (“U.S. Government Securities”); high quality money market instruments such as notes, certificates of deposit or banker’s acceptances; and money market funds. When the Fund invests in a money market fund, you will indirectly bear a portion of the fees charged by the other mutual fund, which could have an adverse effect on your investment. It is impossible to predict when or for how long the adviser may employ these strategies for the Fund. While engaged in a temporary defensive position, the Fund will not be invested according to its investment objective and therefore may not achieve its investment objective.

Risk [Heading]	rr_RiskHeading	What are the Principal Risks of Investing in the Fund?
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	Best and Worst Quarterly Returns Best: 2020 – 4th Quarter 33.72% Worst: 2022 – 2nd Quarter -22.63%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s performance for the quarter ended June 30, 2024 was 6.60%.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.63%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average Annual Total Return

(for periods ended 12/31/2023)

1 Year	rr_AverageAnnualReturnYear01	24.63%
5 Years	rr_AverageAnnualReturnYear05	9.52%
Since Inception	rr_AverageAnnualReturnSinceInception	2.21%
THE FUND | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.22%
5 Years	rr_AverageAnnualReturnYear05	9.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.03%
THE FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.58%
5 Years	rr_AverageAnnualReturnYear05	7.45%
Since Inception	rr_AverageAnnualReturnSinceInception	1.63%
THE FUND | Dow Jones Moderate [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.71%
5 Years	rr_AverageAnnualReturnYear05	8.71%
Since Inception	rr_AverageAnnualReturnSinceInception	6.79%
THE FUND | Bloomberg Barclays US Govt
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.74%
5 Years	rr_AverageAnnualReturnYear05	1.42%
Since Inception	rr_AverageAnnualReturnSinceInception	1.14%
THE FUND | Investment Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The risks associated with investing in the Fund include:

•	Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund’s investment return per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions, disruptions to business operations and supply chains, staffing shortages, and general market conditions. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, climate change and climate-related events, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The market value of the Fund’s investments may fluctuate, sometimes rapidly and unpredictably, and you could lose money by investing in the Fund.

•	Management Risk: The strategy or determinations that the adviser makes may fail to achieve the intended objectives.

•	Investment Style Risk: Market performance tends to be cyclical; certain investment styles may fall in and out of favor. If the market is not favoring the Fund’s investment approach, the Fund’s performance may lag behind other funds using different investment styles. There is no guarantee that the Fund’s investment objective will be achieved.

•	Asset Allocation Risk: If the Fund’s strategy for allocating assets among different asset classes and investments does not work as intended, dynamic asset allocation could underperform market averages, the Fund may not achieve its objective or may underperform other funds with similar investment strategies.
•	Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate, at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. A right carries this risk in that it may expire prior to the market value of the common stock exceeding the price fixed by the right.
•	Small and Medium Capitalization Companies Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general. While smaller companies generally have potential for rapid growth, they often involve higher risk because they have narrower markets and more limited managerial and financial resources than larger, more established companies. Therefore, their performance can be more volatile and they face greater risk of business failure. This could increase the volatility of the Fund’s portfolio.

•	Fixed Income Securities Risk: The biggest risks of bonds and other fixed-income investments are interest rate risk, credit risk, inflation risk and call risk.

o       Interest Rate Risk: A rise in interest rates causes the value of fixed income securities to fall, while a decline in interest rates will generally cause the value of fixed income securities to rise. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of a fund’s investment. The US Federal Reserve Bank raises the federal funds rate and equivalent rates as economic conditions improve. A wide variety of factors can cause interest rates to rise or fall, including central bank monetary policies and inflation rates.

o       Credit Risk: The price of a bond depends on the issuer’s credit rating, or perceived ability to pay its debt obligations. Changes in an issuer’s financial strength or credit rating affect the value of the Fund’s investment in that issuer.

o       Inflation Risk: also called purchasing power risk, is the chance that cash flows from an investment won’t be worth as much in the future because of decreased purchasing power of income due to inflation.

o       Call Risk: A callable bond has a provision that allows the issuer to call, or repay, the bond early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

•	Options Risk: The Fund may write (sell) or purchase options. An option is the right to buy or sell a security at a predetermined price for a period of time. Gains and losses realized from options depend on the manager’s ability to predict the direction of stock prices, interest rates and other economic conditions. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more volatile than investing directly in the underlying investment and may increase the Fund’s risk of loss.

•	Exchange Traded Funds (ETFs) Risk: An investment in an ETF generally presents the same primary risks as an investment in a fund that is not exchange-traded that has the same investment objectives, strategies and policies as the ETF. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses.
•	High Yield Investments Risk: The Fund may hold in debt securities that are considered to be speculative (also known as junk bonds). These investments may be issued by entities that may be highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

•	Foreign Securities Risk: Investing in foreign securities may involve additional risks not associated with securities of domestic companies such as exchange rate fluctuations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. In addition, issuers of foreign securities are generally subject to different accounting, financial reporting, auditing, legal system and disclosure requirements compared to those in the U.S. Political, social and economic instability, war, expropriation and nationalization may also create certain risks. Trade tensions and economic sanctions on individuals and companies can contribute to market volatility. This may adversely impact Fund performance.

•	Currency Risk: The risk stems from changes in the relative valuation of currencies. These changes can create unpredictable gains and losses when the profits or dividends from an investment are converted from a foreign currency into U.S. dollars. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market.

•	Emerging Market Risk: All of the risks of investing in foreign securities are magnified in connection with investments in emerging markets. Emerging markets are countries generally considered to be relatively less developed or industrialized. The potentially smaller size of the securities markets in emerging market countries and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Emerging markets often face economic problems that could subject the Fund to increased volatility or substantial declines in value. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Fund to risks beyond those generally encountered in developed countries. The availability and reliability of information, particularly financial information, material to an investment decision in emerging market companies may be limited in scope and reliability as compared to information provided by companies in more developed markets. In addition, Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems. Profound social changes and business practices that depart from norms in developed economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt may make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. Countries in emerging markets are also more likely to experience high levels of inflation, deflation or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered riskier than investments in developed markets.

•	General Risks: Loss of money is a risk of any investment fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a complete investment program.

•	Swaps: A swap is a two-party contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component. Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Certain swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

o       Credit Default Swaps Risk: A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

o       Interest Rate Swaps Risk: In an interest rate swap, the Fund and another party exchange their rights to receive interest payments based on a reference interest rate. Interest rate swaps are subject to interest rate risk and credit risk. An interest rate swap transaction could result in losses if the underlying asset or reference does not perform as anticipated. Interest rate swaps are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.

o       Total Return Swaps Risk: In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Total return swaps can have the potential for unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.

•	Futures Risks: Futures may be more volatile than direct investments in the securities underlying the futures, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid. Futures also may involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures had not been used. Futures are also subject to the risk that the other party to the transaction may default on its obligation. Depending on the type of security, the market value may move up and down, sometimes rapidly and unpredictably causing a security to be worth less than the price originally paid for it. To the extent that a security decreases in value, the value of an investment in the Fund will be affected.

•	Forward Currency Contracts Risk: A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The Fund may enter into forward currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s investments or as part of its investment strategy. The market value of a forward currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency exchange contracts do not eliminate fluctuations in the value of foreign securities but allow a Fund to establish a fixed rate of exchange for a future point in time. Forward currency contracts involve the risk that anticipated currency movements will not be accurately predicted, which could result in losses on those contracts and additional transaction costs. Use of such contracts, therefore, can have the effect of reducing returns and minimizing opportunities for gain. The Fund could also lose money when the contract is settled. Gains from foreign currency contracts are typically taxable as ordinary income and may significantly increase an investor’s tax liability.

•	Borrowing and Leverage: The Fund may borrow up to one third of its total assets. This practice, known as “leveraging”, increases the Fund’s market exposure and its risk. Leveraging may translate small market movements into large changes in the value of the Fund’s investments. Money borrowed will also be subject to interest and other costs which may include commitment fees and/or the cost of maintaining minimum average balances. These expenses will reduce the amount of any potential gains or increase any losses.

•	Hedging Risk: Hedging is a strategy in which a Fund uses the derivative or short sales to offset the risks associated with other Fund holdings. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective.

•	Large Capitalization Company Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

•	REIT Risk: The Fund is subject to the risks of the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market. These may include decreases in real estate values, overbuilding, rising operating costs, interest rates and property taxes. In addition, some real estate related investments are not fully diversified and are subject to the risks associated with financing a limited number of projects. REITs are heavily dependent upon the management team and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Subprime mortgages are riskier and potentially less liquid than other mortgage-backed securities.

•	Cash or Cash Equivalents Risk: At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

THE FUND | Upright Assets Allocation Plus Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 331
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,010
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,712
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,576
Annual Return 2017	rr_AnnualReturn2017	(0.50%)
Annual Return 2018	rr_AnnualReturn2018	(26.93%)
Annual Return 2019	rr_AnnualReturn2019	0.14%
Annual Return 2020	rr_AnnualReturn2020	44.51%
Annual Return 2021	rr_AnnualReturn2021	48.33%
Annual Return 2022	rr_AnnualReturn2022	(41.03%)
Annual Return 2023	rr_AnnualReturn2023	24.63%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.